Effects of the Change in Presentation Currency (Details) - Schedule of consolidated balance sheet - Consolidated Balance Sheet [Member]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Current
Cash	$ 2,661,575	$ 3,465,371	$ 1,776,949	$ 2,420,205
Trade and Other Receivables	1,492,955	1,943,828	679,409	925,355
Prepaid expenses	252,868	329,234	303,314	413,114
Inventory	3,379,895	4,400,623	3,657,465	4,981,467
Advance to suppliers	650,690	847,198	351,334	478,517
Current total	8,437,983	10,986,254	6,768,471	9,218,658
Right of Use	204,939	266,830
Loan to Director	200,000	260,400
Equipment	39,747	51,750	39,935	54,392
Intangible assets	6,469,504	8,423,294	5,498,548	7,489,023
Goodwill	785,153	1,022,269	750,565	1,022,269
Total assets	16,137,326	21,010,797	13,057,519	17,784,342
Bank Loan	32,435	42,230
Accounts payable and accrued liabilities	1,970,663	2,565,802	2,930,310	3,991,081
Due to Related Party	76,866	100,079	145,640	198,362
Lease Obligations	116,311	151,437
Convertible debenture	1,047,661	1,364,055
Current portion of long term debt	44,547	58,000	24,963	34,000
Future Purchase Consideration			315,712	430,000
Current liabilities	3,288,483	4,281,603	3,416,625	4,653,443
Lease Obligation	78,020	101,582
Other payables	132,906	173,044
Long Term Convertible Debenture	4,049,349	5,272,252	2,866,983	3,904,831
Long Term Debt	105,991	138,000	143,906	196,000
Non current Liabilities	4,366,266	5,684,878	3,010,889	4,100,831
Total Liabilities	7,654,749	9,966,481	6,427,514	8,754,274
Shareholders’ equity
Share capital	28,592,662	37,346,168	21,246,401	27,638,100
Reserves	5,095,530	6,602,751	2,923,511	3,750,999
Accumulated other comprehensive loss	97,138	(125,084)	105,638	260,137
Deficit	(25,302,753)	(32,779,519)	(17,645,545)	(22,619,168)
Shareholders' equity total	8,482,577	11,044,316	6,630,005	9,030,068
Total liabilities and shareholders’ equity	$ 16,137,326	$ 21,010,797	$ 13,057,519	$ 17,784,342